Administration expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administration Expenses
Wages and salaries	€ 8,706	€ 2,970	€ 122
Depreciation and amortization	1,002	351
Professional fees	1,722	1,397	2,742
Consulting fees	2,068	1,085	183
Other expenses	4,918	1,707	303
Administration expenses	€ 18,416	€ 7,510	€ 3,350